Other Provisions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Provisions
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Legal claims	272,274	375,596	101,266	80,456	171,008	295,140
Tax claims	6,045	5,630	2,369	1,954	3,676	3,676
Provision for well closure	50,116	52,949	9,848	10,837	40,268	42,112

	328,435	429,366	113,483	92,757	214,952	336,609

Summary Gross Movement of Other Provisions
The gross movement of other provisions is as follows:

	Legal and tax claims	Contingent liabilities resulting from acquisitions	Provision for well closure	Total
At January 1, 2018	23,364	6,156	16,804	46,324
Additions	75,369	—	3,578	78,947
Reversals of provisions	(4,875)	(1,343)	—	(6,218)
Desconsolidation of subsidiaries	(2,340)	—	—	(2,340)
Payments	(6,615)	—	—	(6,615)
Translation adjustments	(175)	(315)	—	(490)

At December 31, 2018	84,728	4,498	20,382	109,608

At January 1, 2019	84,728	4,498	20,382	109,608
Additions	197,721	—	30,998	228,719
Reversals of provisions	(3,122)	(4,349)	—	(7,471)
Payments	(914)	—	(1,264)	(2,178)
Translation adjustments	(94)	(149)	—	(243)

At December 31, 2019	278,319	—	50,116	328,435

At January 1, 2020	278,319	—	50,116	328,435
Additions	128,169	—	4,632	132,801
Reversals of provisions	(33,264)	—	—	(33,264)
Reclasification	1,079	—	—	1,079
Payments	(7,252)	—	(1,799)	(9,051)
Translation adjustments	9,366	—	—	9,366

At December 31, 2020	376,417	—	52,949	429,366